Provisions for expected credit losses	6 Months Ended
Mar. 31, 2022
Provisions for expected credit losses
Provisions for expected credit losses

Note 10. Provision for expected credit losses

Loans and credit commitments

The following table shows the provision for ECL on loans and credit commitments by stage:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Performing - Stage 1	1,078	936	1,022	15	5
Performing - Stage 2	2,107	2,091	2,568	1	(18)
Non-performing - Stage 3	1,490	1,972	1,892	(24)	(21)
Total provisions for ECL on loans and credit commitments	4,675	4,999	5,482	(6)	(15)
Presented as:
Provision for ECL on loans (Note 9)	4,195	4,589	4,913	(9)	(15)
Provision for ECL on loans included in assets held for sale (Note 17)	—	7	85	(100)	(100)
Provision for ECL on credit commitments (Note 14)	480	401	477	20	1
Provision for ECL on credit commitments included in liabilities held for sale (Note 17)	—	2	7	(100)	(100)
Total provisions for ECL on loans and credit commitments	4,675	4,999	5,482	(6)	(15)
Of which:
Individually assessed provisions	501	832	564	(40)	(11)
Collectively assessed provisions	4,174	4,167	4,918	—	(15)
Total provisions for ECL on loans and credit commitments	4,675	4,999	5,482	(6)	(15)
Gross loans and credit commitments	924,937	915,486	893,738	1	3
Coverage ratio on loans (%)	0.58%	0.64%	0.72%	(6 bps)	(14 bps)
Coverage ratio on loans and credit commitments (%)	0.51%	0.55%	0.61%	(4 bps)	(10 bps)

Movement in provisions for ECL on loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

●	“Transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL;

Note 10. Provision for expected credit losses (continued)

●	“Business activity during the year” line represents new accounts originated during the year net of those that were de-recognised due to final repayments during the year;
●	“Net remeasurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes in portfolio overlays, changes due to forward-looking economic scenarios and partial repayments and additional draw-downs on existing facilities over the year; and
●	“Write-offs” represent a reduction in the provision for ECL as a result of de-recognition of exposures where there is no reasonable expectation of full recovery.

			Non-
Consolidated	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2020	1,084	2,875	2,173	6,132
Transfers to Stage 1	695	(662)	(33)	—
Transfers to Stage 2	(112)	719	(607)	—
Transfers to Stage 3	(3)	(244)	247	—
Business activity during the period	52	(107)	(171)	(226)
Net remeasurement of provision for ECL	(689)	(8)	688	(9)
Write-offs	—	—	(431)	(431)
Exchange rate and other adjustments	(5)	(5)	26	16
Balance as at 31 March 2021	1,022	2,568	1,892	5,482
Transfers to Stage 1	551	(466)	(85)	—
Transfers to Stage 2	(88)	571	(483)	—
Transfers to Stage 3	(5)	(263)	268	—
Business activity during the period	70	(116)	(172)	(218)
Net remeasurement of provision for ECL	(595)	(192)	915	128
Write-offs	—	—	(405)	(405)
Exchange rate and other adjustments	(19)	(11)	42	12
Balance as at 30 September 2021	936	2,091	1,972	4,999
Transfers to Stage 1	461	(398)	(63)	—
Transfers to Stage 2	(102)	509	(407)	—
Transfers to Stage 3	(8)	(198)	206	—
Business activity during the period	255	(149)	(200)	(94)
Net remeasurement of provision for ECL	(463)	264	535	336
Write-offs	—	—	(566)	(566)
Exchange rate and other adjustments	(1)	(12)	13	—
Balance as at 31 March 2022	1,078	2,107	1,490	4,675

The following table provides further details of the provision for ECL by class and stage:

			Non-
	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	180	704	830	1,714
Personal	184	331	208	723
Business	658	1,533	854	3,045
Balance as at 31 March 2021	1,022	2,568	1,892	5,482
Housing	160	741	607	1,508
Personal	153	355	174	682
Business	623	995	1,191	2,809
Balance as at 30 September 2021	936	2,091	1,972	4,999
Housing	264	680	498	1,442
Personal	124	315	150	589
Business	690	1,112	842	2,644
Balance as at 31 March 2022	1,078	2,107	1,490	4,675

Note 10. Provision for expected credit losses (continued)

Impact of overlays on the provision for ECL

The following table attributes the provision for ECL between modelled ECL and portfolio overlays.

Portfolio overlays are used to capture risk of increased uncertainty relating to forward-looking economic conditions, or areas of potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2022	2021	2021
Modelled provision for ECL	3,539	4,352	4,580
Overlays	1,136	647	902
Total provision for ECL	4,675	4,999	5,482

Details of changes related to forward-looking economic inputs and portfolio overlays, based on reasonable and supportable information up to the date of this report, are provided below.

Modelled provision for ECL

The modelled provision for ECL is a probability weighted estimate based on three scenarios which together represent the Group’s view of the forward-looking distribution of potential loss outcomes. The change in provisions as a result of changes in modelled ECL are reflected through the “net remeasurement of provision for ECL” line. Portfolio overlays are used to capture potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

The base case scenario uses Westpac Economics forecasts which estimates a rebound in the economy as it emerges from COVID-19 restrictions.

Westpac Economics forecasts used for the different reporting periods are as follows:

Key economic assumptions for base case scenario	31 March 2022[1]	30 September 2021	31 March 2021
Annual GDP	Forecast growth of 5.5% for calendar year 2022 and 2.7% for calendar year 2023	Forecast growth of 0.1% for calendar year 2021 and 7.4% for calendar year 2022	Forecast growth of 4% for calendar year 2021 and 3% for calendar year 2022.
Commercial property index	Forecast price contraction of 3.1% for calendar year 2022 and growth of 2.1% for calendar year 2023	Forecast price contraction of 0.7% for calendar year 2021 and 4.7% for calendar year 2022	Forecast price contraction of 15% for calendar year 2021.
Residential property prices	Forecast price appreciation of 1.6% for calendar year 2022 and contraction of 7.0% for calendar year 2023	Forecast price appreciation of 11.8% for calendar year 2021 and 5.0% for calendar year 2022	Forecast annualised price growth of 10% for both calendar years 2021 and 2022.
Cash rate	Forecast to increase to 50bps by December 2022 and then to 150bps by December 2023	Forecast to remain at 10bps over calendar years 2021 and 2022	Forecast to remain at 10 bps over calendar years 2021 and 2022.
Unemployment rate: Australia	Forecast rate of 3.8% at December 2022 and 3.9% at December 2023	Forecast rate of 5.4% at December 2021 and 4% at December 2022	Forecast rate of 6% at December 2021.
New Zealand	Forecast rate of 3.0% at December 2022 and 3.3% at December 2023	Forecast rate of 4.2% at December 2021 and 3.5% at December 2022	Forecast rate of 4.9% at December 2021.

1.	The ECL at 31 March 2022 has been calculated using Westpac Economic forecasts at 21 February 2022. Westpac has monitored subsequent updates from this date, noting revised cash rate forecasts of 2% for December 2023 and 2024. These updates have not resulted in a significant change to the modelled ECL.

The downside scenario is a more severe scenario with expected credit losses higher than the base case. The more severe loss outcome for the downside is generated under a recession in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact expected credit losses across all portfolios from the reporting date. The assumptions in this scenario and relativities to the base case will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

Note 10. Provision for expected credit losses (continued)

The following sensitivity table shows the reported provision for ECL based on the probability weighted scenarios and what the provisions for ECL would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions, held constant).

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2022	2021	2021
Reported probability-weighted ECL	4,675	4,999	5,482
100% base case ECL	2,993	3,411	3,902
100% downside ECL	6,752	7,399	7,865

If 1% of the Stage 1 gross exposure from loans and credit commitments (calculated on a 12 month ECL) was reflected in Stage 2 (calculated on a lifetime ECL) the provision for ECL would increase by $205 million (30 September 2021: $252 million, 31 March 2021: $244 million) for the Group based on applying the average provision coverage ratios by stage to the movement in the gross exposure by stage.

The following table indicates the economic weights applied by the Group at 31 March 2022, 30 September 2021 and 31 March 2021:

	As at	As at	As at
	31 March	30 Sept	31 March
Economic scenario weightings (%)	2022	2021	2021
Upside	5	5	5
Base	50	55	55
Downside	45	40	40

The increase in weighting to the downside reflects an elevated level of uncertainty in potential credit losses driven by new geopolitical and economic headwinds, supply chain disruptions, capacity constraints and rising inflation.

Portfolio overlays

Portfolio overlays are used to address areas of risk, including significant uncertainties that are not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. Overlays are continually reassessed and if the risk is judged to have changed (increased or decreased), or is subsequently captured in the modelled ECL, the overlay will be released or remeasured.

Portfolio overlays were increased by $489 million due to additional uncertainty arising from the current geopolitical and economic environment and the recent flooding events in Queensland and New South Wales.

The Group’s total overlays at 31 March 2022 were $1,136 million (30 September 2021: $647 million; 31 March 2021: $902 million) and comprises:

●	$549 million relating to COVID-19 impacts, primarily relating to the risk of an expected emergence of losses as conditions continue to normalise (30 September 2021: $557 million; 31 March 2021: $827 million);
●	$247 million overlay relating to certain industries reflecting expected impacts primarily due to supply chain disruptions and labour shortages (nil at 30 September 2021 and 31 March 2021);
●	$270 million overlay for consumers reflecting serviceability concerns from the expected economic environment, including the potential for falling house prices and other inflationary pressures ($90 million at 30 September 2021 and $7 million 31 March 2021); and
●	$70 million for extreme weather events reflecting the expected impact on customers of recent flooding in Queensland and New South Wales (30 September 2021: nil; 31 March 2021: $68 million relating to the impact of drought conditions).

The change in provisions as a result of changes in portfolio overlays are reflected through the “net remeasurement of provision for ECL” line in Movement in provisions for ECL table.

Note 10. Provision for expected credit losses (continued)

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2022	2021	2021
Loans and credit commitments:
Business activity during the period	(94)	(218)	(226)
Net remeasurement of the provision for ECL	336	128	(9)
Impairment charges for debt securities at amortised cost	1	(19)	(6)
Impairment charges for debt securities at FVOCI	(2)	1	1
Recoveries	(102)	(110)	(132)
Impairment charges/(benefits)	139	(218)	(372)